Portfolio of investments—September 30, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.63%
Other: 0.63%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (10,000 shares) 0.25% 144Aø	$10,000,000	$ 10,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series C (10,000 shares) 0.11% 144Aø	10,000,000	10,000,000
Total Closed end municipal bond fund obligations (Cost $20,000,000)		20,000,000

	Interest rate	Maturity date
Municipal obligations: 97.69%
Alabama: 1.09%
Health revenue: 0.17%
Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1	1.85%	11-15-2046	5,395,000	5,489,887
Industrial development revenue: 0.12%
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	3,675,000	3,827,793
Utilities revenue: 0.80%
Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	2,000,000	2,138,105
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	8,660,000	9,753,496
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	12,150,000	13,184,598
				25,076,199
				34,393,879
Alaska: 0.73%
Airport revenue: 0.37%
Alaska International Airports Series C	5.00	10-1-2029	3,600,000	4,596,614
Alaska International Airports Series C	5.00	10-1-2030	5,570,000	7,197,352
				11,793,966
Health revenue: 0.21%
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2027	1,455,000	1,767,938
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2028	1,530,000	1,892,894
Alaska Industrial Development & Export Authority Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2029	2,220,000	2,796,239
				6,457,071
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.15%
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00%	1-1-2022	$ 1,735,000	$ 1,751,868
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2023	2,835,000	2,972,420
				4,724,288
				22,975,325
Arizona: 2.20%
Education revenue: 0.34%
Arizona Board Regents University Arizona System Revenue Refunding Bonds Speed Series C	5.00	8-1-2023	1,000,000	1,087,478
Arizona Board Regents University Arizona System Revenue Refunding Bonds Speed Series C	5.00	8-1-2025	600,000	703,021
Arizona IDA Agribusiness & Equine Center Incorporated Project Series 2017B 144A	4.00	3-1-2027	1,170,000	1,251,373
Arizona IDA Education Facility Leman Academy of Excellence Incorporated Project 144A	4.50	7-1-2029	765,000	804,282
Arizona IDA Education Jerome Facility Project Series B	4.00	7-1-2034	230,000	248,367
Arizona IDA Education Jerome Facility Project Series B	5.00	7-1-2029	160,000	184,046
Arizona IDA Education Jerome Facility Project Series B	5.00	7-1-2030	190,000	217,547
Arizona IDA Education Jerome Facility Project Series B	5.00	7-1-2031	200,000	228,287
Arizona IDA Education Jerome Facility Project Series B	5.00	7-1-2032	210,000	238,808
Arizona IDA Education Jerome Facility Project Series B	5.00	7-1-2033	220,000	249,595
Pima County AZ IDA American Leadership Academy Project Series 2015 144A	4.60	6-15-2025	770,000	807,991
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2022	1,225,000	1,242,306
Pima County AZ IDA Education Revenue Refunding Bonds Facility Edkey Charter 144A	3.50	7-1-2025	2,605,000	2,689,188
Pima County AZ IDA Noah Webster Schools Project Series A	5.50	12-15-2023	605,000	634,809
				10,587,098
Health revenue: 0.71%
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2022	1,065,000	1,076,879
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2023	1,120,000	1,182,894
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project 144A	5.00	1-1-2026	2,570,000	2,584,671
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	0.62	1-1-2035	5,675,000	5,706,640
RBC Municipal Products Incorporated (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	0.08	2-1-2025	10,000,000	10,000,000
Tempe AZ IDA Friendship Village of Tempe Project Series A %%	4.00	12-1-2022	205,000	211,364
Tempe AZ IDA Friendship Village of Tempe Project Series A %%	4.00	12-1-2023	215,000	227,076
Tempe AZ IDA Friendship Village of Tempe Project Series A %%	4.00	12-1-2024	220,000	237,183
Tempe AZ IDA Friendship Village of Tempe Project Series A %%	4.00	12-1-2025	270,000	295,964
See accompanying notes to portfolio of investments

2  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Tempe AZ IDA Friendship Village of Tempe Project Series A %%	4.00%	12-1-2026	$ 245,000	$ 271,944
Tempe AZ IDA Friendship Village of Tempe Project Series A %%	4.00	12-1-2027	350,000	391,439
Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	185,000	185,065
				22,371,119
Industrial development revenue: 0.63%
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	11,645,000	13,006,260
Phoenix AZ IDA Various Republic Services Incorporated Projects øø	0.18	12-1-2035	7,000,000	6,999,574
				20,005,834
Miscellaneous revenue: 0.52%
Arizona IDA Revenue Lincoln South Beltway Project	5.00	2-1-2027	1,255,000	1,523,876
Arizona IDA Revenue Lincoln South Beltway Project	5.00	5-1-2027	1,125,000	1,374,650
Arizona IDA Revenue Lincoln South Beltway Project	5.00	8-1-2027	1,205,000	1,481,370
Arizona IDA Revenue Lincoln South Beltway Project	5.00	11-1-2027	1,000,000	1,236,680
Navajo Nation AZ Series A 144A	4.00	12-1-2022	6,345,000	6,438,393
Navajo Nation AZ Series A 144A	5.00	12-1-2025	4,110,000	4,494,632
				16,549,601
				69,513,652
Arkansas: 0.11%
Tax revenue: 0.11%
Bentonville AR Sales & Use Tax Refunding and Improvement Bonds Series 2021B	1.05	11-1-2046	3,000,000	2,984,671
Fayetteville AR Sales and Use Tax Capital Improvement Refunding Bonds Series A	1.60	11-1-2035	525,000	523,099
				3,507,770
California: 5.11%
Airport revenue: 0.26%
Port Oakland CA Revenue Refunding Bonds Intermediate Lien Series H	5.00	5-1-2024	3,100,000	3,460,369
San Francisco County CA AMT Series A	5.00	5-1-2027	4,775,000	4,904,415
				8,364,784
Education revenue: 0.03%
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A 144A	4.00	6-15-2026	645,000	686,660
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	4.50	6-1-2027	250,000	277,074
				963,734
Health revenue: 1.16%
California CDA Health Facilities Catholic Series D (AGM Insured) €	0.18	7-1-2041	8,700,000	8,700,000
California CDA Health Facilities Catholic Series E (AGM Insured) €	0.20	7-1-2040	8,525,000	8,525,000
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  3

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California PFA Revenue Henry Mayo Newhall Hospital Series A	4.00%	10-15-2026	$ 415,000	$ 474,922
California PFA Revenue Henry Mayo Newhall Hospital Series A	4.00	10-15-2027	400,000	465,306
California PFA Senior Living Revenue Refunding Bond Enso Village Project Series A 144A	5.00	11-15-2036	1,000,000	1,172,228
California PFA Senior Living Revenue Refunding Bond Enso Village Projext Series B2 144A	2.38	11-15-2028	1,000,000	1,010,692
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0119 (Deutsche Bank LIQ) 144Aø	0.09	7-1-2044	14,900,000	14,900,000
San Buenaventura CA Community Mental Health System	6.50	12-1-2021	1,250,000	1,262,415
				36,510,563
Housing revenue: 0.14%
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	1,459,574	1,719,926
California Municipal Finance Authority Student Hosing Orchard Park Studing Housing Project Series 2021 (BAM Insured)	5.00	5-15-2024	500,000	558,115
California Municipal Finance Authority Student Hosing Orchard Park Studing Housing Project Series 2021 (BAM Insured)	5.00	5-15-2025	400,000	461,829
California Municipal Finance Authority Student Hosing Orchard Park Studing Housing Project Series 2021 (BAM Insured)	5.00	5-15-2026	400,000	474,794
California Municipal Finance Authority Student Hosing Orchard Park Studing Housing Project Series 2021 (BAM Insured)	5.00	5-15-2027	500,000	607,436
California Municipal Finance Authority Student Hosing Orchard Park Studing Housing Project Series 2021 (BAM Insured)	5.00	5-15-2028	400,000	496,423
				4,318,523
Industrial development revenue: 0.69%
California Infrastructure & Economic Development Bank Brightline West Passenger Rail Project Series A 144Aøø	0.20	1-1-2050	21,890,000	21,887,174
Miscellaneous revenue: 1.06%
Compton CA PFA Refunding Bond 144A	4.00	9-1-2022	1,175,000	1,203,436
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2022	300,000	306,726
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2024	310,000	335,091
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2026	350,000	393,863
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2036	800,000	936,166
Tender Option Bond Trust Receipts/Certifcates (Deutsche Bank LIQ) 144Aø	0.09	6-15-2055	11,595,000	11,595,000
Turlock CA PFA Water Revenue BAN	4.00	3-1-2027	18,500,000	18,532,456
				33,302,738
Resource recovery revenue: 0.36%
California Municipal Finance Authority Solid Waste Disposal Waste Management Project ø	0.15	10-1-2045	5,000,000	4,999,589
See accompanying notes to portfolio of investments

4  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue (continued)
California PCFA Series A 144Aøø	0.18%	8-1-2023	$ 4,000,000	$ 3,999,787
California PCFA Solid Waste Disposal Revenue Republic Services Incorporate Project Series 144Aø	0.20	11-1-2042	2,250,000	2,249,966
				11,249,342
Tax revenue: 1.35%
Mizuho Tender Option Bond Trust Receipts/Floater Certificates (Mizuho Capital Markets LLC LIQ) 144Aø	0.10	7-11-2040	3,825,000	3,825,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.30	7-7-2036	37,000,000	37,000,000
Transbay Joint Powers Authority Green Subordinated Bond Tax Allocation Bond Series B	2.40	10-1-2049	1,805,000	1,822,566
				42,647,566
Transportation revenue: 0.06%
Bay Area Toll Authority Toll Bridge Revenue Various Sanitary Francisco Bay Area (SIFMA Municipal Swap +0.45%) ±	0.47	4-1-2056	2,000,000	2,022,374
				161,266,798
Colorado: 1.25%
Airport revenue: 0.20%
Denver CO City & County Airport System Revenue Series 2012B	5.00	12-1-2030	5,000,000	6,480,904
Education revenue: 0.31%
Colorado ECFA Eagle Ridge Academy Project 144A	3.63	11-1-2026	1,600,000	1,602,239
Colorado ECFA Revenue Charter School New Summit Charter 144A	4.00	7-1-2031	310,000	343,882
Colorado ECFA Rocky Mountain Classical Academy Project	6.38	9-1-2023	630,000	683,836
Colorado ECFA Vanguard School Project	4.00	6-15-2022	515,000	527,988
Colorado ECFA Windsor Charter Academy	3.88	9-1-2026	1,010,000	1,010,345
Colorado School of Mines Institutional Enterprise Refunding Bonds Series 2018A (1 Month LIBOR +0.50%) ±	0.56	2-1-2023	5,730,000	5,718,272
				9,886,562
GO revenue: 0.14%
Aviation Station North Metropolitan District #2 Colorado Improvement & Refunding Bonds Limited Tax Series A	4.00	12-1-2029	500,000	529,802
Centennial CO Southglenn Metropolitan District	3.00	12-1-2021	259,000	259,431
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,157,467
Mirabelle Metropolitan District #2 Colorado Senior Series A	5.00	12-1-2039	700,000	759,512
Peak Metropolitan District #1 Colorado Limited Tax Series A 144A	4.00	12-1-2035	500,000	531,957
Sterling Ranch Community Authority Board Colorado Supported Revenue Refunding Bonds and Improvement Limited Tax District #2	3.38	12-1-2030	500,000	545,769
Thompson Crossing Metropolitan District #4 Colorado Improvement & Refunding Bonds Limited Tax	3.50	12-1-2029	515,000	546,422
				4,330,360
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  5

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.40%
Colorado HFA Catholic Health Initiatives Series 2015-XF2195 (Morgan Stanley Bank LIQ) 144Aø	0.13%	10-1-2037	$ 9,000,000	$ 9,000,000
Colorado HFA Hospital CommonSpirit Health Series B-2	5.00	8-1-2049	3,000,000	3,518,712
				12,518,712
Miscellaneous revenue: 0.06%
Colorado State Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity	4.00	12-31-2024	1,610,000	1,783,943
Tax revenue: 0.11%
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2021	1,440,000	1,447,391
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2022	1,940,000	2,010,348
Pueblo CO Urban Renewal Authority Evraz Project Series B 144A¤	0.00	12-1-2025	200,000	173,838
				3,631,577
Transportation revenue: 0.03%
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2040	800,000	892,597
				39,524,655
Connecticut: 2.44%
Education revenue: 0.20%
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2026	575,000	671,204
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2027	430,000	512,323
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2028	530,000	643,079
Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	1,500,000	1,592,560
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2025	480,000	558,073
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	385,000	457,394
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	940,000	1,121,906
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	125,000	147,416
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	500,000	608,812
				6,312,767
GO revenue: 0.30%
Bridgeport CT Series A	5.00	6-1-2026	1,220,000	1,452,980
Bridgeport CT Series A	5.00	6-1-2027	1,425,000	1,736,512
Bridgeport CT Series A	5.00	6-1-2028	1,605,000	1,998,429
Hartford CT Series A	5.00	4-1-2025	2,500,000	2,672,206
Hartford CT Series A	5.00	4-1-2027	1,650,000	1,758,901
				9,619,028
Health revenue: 0.32%
Connecticut HEFA Revenue Hartford Healthcare Series B2	5.00	7-1-2053	7,800,000	9,418,225
Connecticut HEFA Revenue McLean Affiliates Incorporated Series B2 144A	2.75	1-1-2026	650,000	655,625
				10,073,850
Housing revenue: 0.31%
Meriden CT MFHR Yale Acres Project	1.73	8-1-2022	9,635,000	9,679,091
See accompanying notes to portfolio of investments

6  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.31%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series A	5.00%	8-1-2029	$17,125,000	$ 19,966,005
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2030	3,000,000	3,784,705
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2031	9,000,000	11,325,594
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2032	5,000,000	6,283,325
				41,359,629
				77,044,365
Delaware: 0.04%
Education revenue: 0.04%
Delaware EDA Odyssey Charter School Project Series A 144A	6.25	9-1-2025	1,225,000	1,340,460
District of Columbia: 0.95%
Airport revenue: 0.23%
Metropolitan Washington Airports Authority Series A	5.00	10-1-2026	6,000,000	7,220,809
Education revenue: 0.07%
District of Columbia Revenue Two Rivers Public Charter School Incorporate	3.00	6-1-2030	1,100,000	1,125,380
District of Columbia Revenue Two Rivers Public Charter School Incorporate	4.00	6-1-2030	1,000,000	1,123,311
				2,248,691
Housing revenue: 0.52%
District of Columbia HFA MFHR 1550 First Street Project	1.46	6-1-2039	16,100,000	16,200,783
Water & sewer revenue: 0.13%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	4,000,000	4,151,742
				29,822,025
Florida: 2.58%
Airport revenue: 0.63%
Broward County FL Port Facilities Revenue Refunding Bonds Series C	5.00	9-1-2027	2,330,000	2,881,492
Miami-Dade County FL Aviation Refunding Bonds AMT	5.00	10-1-2029	11,000,000	12,401,410
Miami-Dade County FL Aviation Refunding Bonds AMT	5.00	10-1-2030	1,325,000	1,493,806
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2032	1,385,000	1,540,469
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,500,000	1,668,378
				19,985,555
Education revenue: 0.35%
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series 2017A 144A	4.38	6-15-2027	1,105,000	1,166,999
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series A 144A	4.00	6-15-2029	2,410,000	2,564,801
Capital Trust Agency Educational Facilities Renaissance Imagine School at Land O' Lakes 144A	3.00	12-15-2029	420,000	435,979
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  7

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Incorporated 144A	4.00%	9-15-2030	$ 470,000	$ 508,190
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2027	650,000	786,114
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2028	1,050,000	1,294,632
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2029	1,000,000	1,254,109
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A 144A	5.00	9-15-2025	550,000	586,270
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated %%	4.00	10-1-2029	420,000	486,263
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated %%	4.00	10-1-2030	870,000	1,015,281
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated %%	4.00	10-1-2031	660,000	774,827
				10,873,465
Health revenue: 0.35%
Florida Development Finance Corporation Senior Living Revenue Mayflower Retirement Community 144A	1.75	6-1-2026	510,000	508,182
Lakeland FL Hospital System Lakeland Regional Health System	5.00	11-15-2022	4,495,000	4,519,584
Palm Beach County FL HFA Revenue Toby and Leon Cooperman Sinai	2.63	6-1-2025	4,000,000	4,084,870
St. Johns County FL IDA Senior Living Vicars Landing Project Series A	4.00	12-15-2029	225,000	254,372
St. Johns County FL IDA Senior Living Vicars Landing Project Series A	4.00	12-15-2030	200,000	224,735
St. Johns County FL IDA Senior Living Vicars Landing Project Series A	4.00	12-15-2031	205,000	229,336
St. Johns County FL IDA Senior Living Vicars Landing Project Series A	4.00	12-15-2036	1,000,000	1,107,020
				10,928,099
Housing revenue: 0.08%
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2022	1,325,000	1,364,112
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2023	1,190,000	1,276,920
				2,641,032
Industrial development revenue: 0.15%
Escambia County FL Environmental Improvement Refunding Bonds International Paper Company Project Series B	2.00	11-1-2033	825,000	859,301
Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,139,537
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated	3.00	6-1-2032	1,500,000	1,570,846
				4,569,684
Miscellaneous revenue: 0.09%
Florida Village Community Development District #10 Special Assessment Bonds	5.13	5-1-2024	1,370,000	1,451,197
See accompanying notes to portfolio of investments

8  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Florida Village Community Development District #13 Special Assessment Bonds	2.63%	5-1-2024	$ 375,000	$ 382,574
Pinellas County FL IDA 2017 Foundation for Global Understanding Incorporated Project	5.00	7-1-2029	910,000	1,016,881
				2,850,652
Resource recovery revenue: 0.11%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	3,500,000	3,601,165
Transportation revenue: 0.09%
Miami-Dade County FL Expressway Authority Toll System (AGM Insured, Citibank NA LIQ) 144Aø	0.12	7-1-2035	1,050,000	1,050,000
Osceola County FL Transportation Revenue Improvement & Refunding Bonds Osceola Parkway Series 2019A-1	5.00	10-1-2027	950,000	1,170,554
Osceola County FL Transportation Revenue Improvement & Refunding Bonds Osceola Parkway Series 2019A-1	5.00	10-1-2029	450,000	579,372
				2,799,926
Water & sewer revenue: 0.73%
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured) %%	5.00	10-1-2029	1,055,000	1,345,375
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured) %%	5.00	10-1-2030	1,760,000	2,283,284
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured) %%	5.00	10-1-2031	1,980,000	2,614,348
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured) %%	5.00	10-1-2032	2,080,000	2,736,780
Tohopekaliga FL Water Authority Utility System Bond 144A	5.00	10-1-2025	12,000,000	14,157,236
				23,137,023
				81,386,601
Georgia: 4.34%
Health revenue: 0.45%
Fulton County GA Residential Care Facilities Elderly Authority Revenue Entrance Fee Canterbury Court 144A%%	2.25	10-1-2028	3,665,000	3,657,931
Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF1016 (Barclays Bank plc LIQ) 144Aø	0.09	8-15-2049	10,520,000	10,520,000
				14,177,931
Industrial development revenue: 0.19%
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	3.63	1-1-2031	2,000,000	2,209,294
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  9

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00%	1-1-2036	$ 1,750,000	$ 2,107,609
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	1,500,000	1,757,310
				6,074,213
Transportation revenue: 0.05%
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A 144A¤	0.00	6-1-2024	1,770,000	1,654,332
Utilities revenue: 3.65%
Appling County GA Development Authority Oglethorpe Power Corporation Hatch Project	1.50	1-1-2038	2,500,000	2,568,092
Bartow County GA Development Authority Georgia Power Company Plant Bowen Project	1.55	8-1-2043	6,500,000	6,570,828
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	2.75	12-1-2032	4,500,000	4,656,540
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,500,000	1,544,678
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	3,000,000	3,254,327
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	14,955,000	15,455,616
Burke County GA Development Authority PCR Bonds Georgia Power Company Plant Vogtle Project	1.70	12-1-2049	3,500,000	3,612,882
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2023	625,000	664,908
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2024	350,000	387,750
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2025	400,000	459,246
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2026	600,000	710,400
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2027	700,000	849,958
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2028	850,000	1,056,200
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2029	1,000,000	1,265,294
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2030	1,100,000	1,418,062
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2031	1,000,000	1,285,702
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2032	1,000,000	1,276,265
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	10,000,000	11,019,901
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	14,485,000	15,507,505
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	3-1-2050	10,500,000	11,983,296
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	5-1-2052	7,000,000	8,265,355
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,640,000	2,805,919
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.81	4-1-2048	4,700,000	4,730,488
Municipal Electric Authority Georgia General Resolution Projects Subordinate Bonds Series A	5.00	1-1-2028	1,035,000	1,281,194
Municipal Electric Authority Georgia General Resolution Projects Subordinated Bonds Series A	5.00	1-1-2027	1,010,000	1,222,365
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2027	300,000	363,079
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2028	400,000	495,147
See accompanying notes to portfolio of investments

10  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00%	1-1-2029	$ 400,000	$ 498,972
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2028	1,000,000	1,228,367
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2029	910,000	1,129,163
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2027	1,150,000	1,391,801
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2028	1,270,000	1,572,093
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2029	1,140,000	1,442,119
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2030	1,025,000	1,287,669
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2031	1,385,000	1,729,597
				114,990,778
				136,897,254
Guam: 0.13%
Miscellaneous revenue: 0.07%
Guam Government Department Education Certificates Participation Refunding Bonds John F Kennedy High School	3.63	2-1-2025	750,000	787,266
Guam Government Department Education Certificates Participation Refunding Bonds John F Kennedy High School	4.25	2-1-2030	1,355,000	1,505,099
				2,292,365
Tax revenue: 0.06%
Guam Governmnet Business Privilege Tax Refunding Bonds Series F %%	5.00	1-1-2030	750,000	937,248
Guam Governmnet Business Privilege Tax Refunding Bonds Series F %%	5.00	1-1-2031	750,000	955,657
				1,892,905
				4,185,270
Hawaii: 0.28%
Airport revenue: 0.01%
Hawaii State Airports System Revenue Unrefunded Balance Refunding Bonds AMT	5.00	7-1-2024	445,000	457,792
Health revenue: 0.27%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	0.50	7-1-2039	8,350,000	8,350,000
				8,807,792
Illinois: 18.03%
Airport revenue: 1.76%
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2013A	5.50	1-1-2027	3,925,000	4,169,169
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  11

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00%	1-1-2026	$ 7,000,000	$ 7,693,810
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2030	5,925,000	6,502,474
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	5.00	1-1-2032	5,125,000	5,196,014
Chicago IL O'Hare International Airport Customer Facility Charge	5.25	1-1-2023	1,350,000	1,428,069
Chicago IL O'Hare International Airport Customer Facility Charge	5.25	1-1-2024	1,665,000	1,761,071
Chicago IL O'Hare International Airport Passenger Facility Charge	4.00	1-1-2029	10,955,000	11,056,162
Chicago IL O'Hare International Airport Senior Lien Bonds Series 2015 C	5.00	1-1-2022	695,000	702,941
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2013A	5.00	1-1-2026	2,690,000	2,838,981
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2015A	5.00	1-1-2028	10,045,000	11,417,318
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2017D	5.00	1-1-2025	2,450,000	2,797,437
				55,563,446
Education revenue: 0.70%
Illinois Finance Authority Revenue Refunding Bonds Bradley University Project Series C	5.00	8-1-2028	1,860,000	2,231,714
Illinois Finance Authority Revenue University Chicago Series A	5.00	10-1-2031	4,000,000	5,376,394
Illinois Finance Authority Revenue University Chicago Series A	5.00	10-1-2032	3,750,000	5,140,814
Southern Illinois University Board of Trustees Housing & Auxiliary Facilities System Series A (BAM Insured)	4.00	4-1-2028	725,000	846,836
University of Illinois Auxiliary Facilities System Series A	5.00	4-1-2026	3,000,000	3,206,417
University of Illinois Board of Trustees Auxiliary Facilities System Refunding Bonds	4.00	4-1-2030	5,000,000	5,232,937
				22,035,112
GO revenue: 6.51%
Bensenville IL Series B (AGM Insured)	5.00	12-30-2025	435,000	440,079
Berwyn IL Series A	5.00	12-1-2028	3,000,000	3,416,691
Berwyn IL Series A	5.00	12-1-2029	2,345,000	2,653,454
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2031	2,500,000	3,167,900
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2032	2,875,000	3,625,327
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2033	3,400,000	4,272,625
Chicago IL Board of Education Unlimited Tax General Obligation Refunding Bonds Series 2018A (AGM Insured)	5.00	12-1-2024	3,000,000	3,402,723
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2024	14,800,000	14,516,388
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2027	7,720,000	7,162,293
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2022	400,000	404,442
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2023	800,000	845,130
See accompanying notes to portfolio of investments

12  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Chicago IL Park District General Obligation Limited Series A	5.00%	1-1-2024	$ 550,000	$ 604,384
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2025	625,000	710,386
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2022	1,000,000	1,011,105
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2023	1,000,000	1,056,412
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2024	410,000	450,541
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2022	1,645,000	1,663,267
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2023	1,175,000	1,241,285
Chicago IL Park District Limited Tax Series B	5.00	1-1-2022	4,675,000	4,729,059
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2022	1,235,000	1,297,601
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2023	1,295,000	1,416,970
Chicago IL Prerefunded Refunding Bonds Series C	5.00	1-1-2022	1,490,000	1,507,229
Chicago IL Prerefunded Refunding Bonds Series C	5.00	1-1-2023	765,000	809,722
Chicago IL Refunding Bonds Project Series B	5.13	1-1-2027	1,700,000	1,920,045
Chicago IL Refunding Bonds Project Series B	5.50	1-1-2032	1,145,000	1,293,086
Chicago IL Series A	5.00	1-1-2025	2,000,000	2,262,751
Chicago IL Series A	5.00	1-1-2027	4,045,000	4,408,371
Chicago IL Series A	5.00	1-1-2027	8,000,000	9,556,607
Chicago IL Series A	5.00	1-1-2028	6,125,000	7,474,762
Chicago IL Series C	5.00	1-1-2026	970,000	1,129,559
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2022	760,000	768,440
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2023	1,735,000	1,829,824
Cook County IL Community Consolidated School District #15 Limited Tax	5.00	12-1-2026	2,540,000	3,013,954
Cook County IL Refunding Bonds Series A	5.00	11-15-2028	2,300,000	2,901,749
Cook County IL Refunding Bonds Series A	5.00	11-15-2031	3,650,000	4,778,160
Cook County IL School District #123 Oak Lawn CAB (NPFGC Insured) ¤	0.00	12-1-2021	1,090,000	1,088,756
Cook County IL School District #153 Homewood Series A (AGM Insured) ¤	0.00	12-15-2023	1,225,000	1,204,190
Cook County IL School District #227 Rich Township Refunding Bonds Series 2015	3.00	12-1-2024	965,000	1,036,871
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2026	3,030,000	3,620,313
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2027	2,950,000	3,605,249
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2028	2,285,000	2,849,999
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2022	1,000,000	1,052,323
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2024	1,000,000	1,129,543
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2025	1,000,000	1,160,563
Cook County IL Series A	5.00	11-15-2021	2,250,000	2,262,469
Cook County IL Series A (AGM Insured)	5.00	11-15-2026	3,000,000	3,664,123
Cook County IL Series A	5.00	11-15-2030	2,200,000	2,617,027
Cook County IL Series A (AGM Insured)	5.25	11-15-2022	1,000,000	1,005,765
Decatur IL Macon County General Obligation Refunding Bonds Series 2013	5.00	3-1-2024	1,405,000	1,497,390
DeKalb & Kane Counties IL Community (AGM Insured) ¤	0.00	1-1-2024	2,345,000	2,321,490
DeKalb & Kane Counties IL Community (AGM Insured) ¤	0.00	1-1-2024	2,830,000	2,767,729
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  13

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00%	1-1-2024	$ 455,000	$ 450,438
DuPage & Cook Counties IL Township High School District #86 Hinsdale	4.00	1-15-2034	2,815,000	3,230,688
Illinois	5.00	11-1-2025	5,000,000	5,838,077
Illinois Land Refunding Bonds Series A	5.00	10-1-2026	3,000,000	3,579,725
Illinois Series 2012	5.00	3-1-2028	6,465,000	6,584,273
Illinois Series A	5.00	4-1-2023	3,500,000	3,738,660
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015A	5.00	1-1-2028	1,555,000	1,713,908
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015D	5.00	1-1-2032	1,025,000	1,127,805
Kane, Cook & DuPage Counties IL School District #46 Elgin Unrefunded Bond Balance Series 2012B	4.50	1-1-2025	4,295,000	4,340,011
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,844,169
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,603,717
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2027	1,000,000	1,158,526
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2028	950,000	1,094,345
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2029	4,000,000	4,583,600
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2021	1,015,000	1,024,346
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2022	1,065,000	1,123,886
Waukegan IL Series 2015A (AGM Insured)	5.00	12-30-2031	1,000,000	1,142,052
Will County IL	4.00	11-15-2035	2,490,000	2,794,035
Will County IL Lincoln-Way Community High School District #210 Refunded Bond (AGM Insured)	4.00	1-1-2022	600,000	605,068
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	8,695,000	8,234,995
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2025	14,385,000	13,887,965
Will County IL School District #114 Series 2004C (NPFGC Insured) ¤	0.00	12-1-2021	120,000	119,951
Will County IL School District #114 Series 2004C (NPFGC Insured) ¤	0.00	12-1-2021	935,000	933,829
				205,380,190
Health revenue: 0.43%
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Bonds Series A	5.00	11-15-2027	1,000,000	1,005,566
Illinois Finance Authority Revenue Advocate Health Care Network	4.00	11-1-2030	3,000,000	3,371,575
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2022	390,000	400,482
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2024	420,000	450,255
Illinois Finance Authority Revenue Bonds Series 2014	5.00	8-1-2038	1,520,000	1,718,967
Illinois Finance Authority Rosalind Franklin University of Medicine & Science Series A	3.25	2-15-2022	130,000	130,854
Illinois Finance Authority The Carle Foundation Series B	5.00	8-15-2053	4,800,000	6,383,568
				13,461,267
See accompanying notes to portfolio of investments

14  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.09%
Illinois Housing Development Authority Homeowner Mortgage 2016 Series C	2.90%	8-1-2031	$ 1,000,000	$ 1,048,810
Northern Illinois University Auxiliary Facilities System Series 2021 (BAM Insured)	5.00	10-1-2027	350,000	426,632
Northern Illinois University Auxiliary Facilities System Series 2021 (BAM Insured)	5.00	10-1-2029	650,000	824,309
Northern Illinois University Auxiliary Facilities System Series 2021 (BAM Insured)	5.00	10-1-2030	325,000	419,006
				2,718,757
Miscellaneous revenue: 2.10%
Brookfield IL Revenue Adjusted Brookfield Zoo Project (Northern Trust Company LOC) ø	0.05	6-1-2038	1,430,000	1,430,000
Chicago IL Board of Education Refunding Bonds Series B	5.00	12-1-2026	2,000,000	2,389,205
Chicago IL Board of Education Refunding Bonds Series B	5.00	12-1-2027	1,625,000	1,980,442
Illinois	5.50	7-1-2033	4,000,000	4,278,818
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	2,000,000	2,351,056
Illinois Series 2013 (AGM Insured)	5.00	7-1-2023	4,875,000	5,271,807
Illinois Series 2017D	5.00	11-1-2022	1,805,000	1,894,774
Illinois Series A	5.00	11-1-2023	8,955,000	9,789,690
Illinois Series A	5.00	12-1-2035	650,000	766,625
Illinois Series D	5.00	11-1-2021	6,080,000	6,101,725
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2854 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.06	6-15-2050	30,000,000	30,000,000
				66,254,142
Tax revenue: 5.03%
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2022	1,810,000	1,826,838
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2023	2,400,000	2,512,295
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	2,475,000	2,679,924
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	1,000,000	1,080,061
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A	5.00	6-1-2022	1,635,000	1,676,535
Chicago IL Transit Authority Sales Tax Receipts Series 2011	5.25	12-1-2036	17,415,000	17,556,650
Cook County IL Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,239,362
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2029	675,000	866,757
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2030	1,775,000	2,316,375
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,972,544
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2032	1,315,000	1,730,266
Illinois Junior Obligation	5.00	6-15-2025	9,025,000	9,697,363
Illinois Regional Transportation Authority Series A (AGM Insured)	5.25	6-1-2024	9,995,000	11,272,357
Illinois Regional Transportation Authority Series B-RMKT øø	0.40	6-1-2025	6,900,000	6,900,000
Illinois Sales Tax First Series (NPFGC Insured)	6.00	6-15-2024	515,000	591,165
Illinois Sales Tax First Series (NPFGC Insured)	6.00	6-15-2025	8,365,000	9,991,145
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported	5.00	6-15-2028	1,000,000	1,210,940
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2028	1,500,000	1,853,949
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2028	1,515,000	1,872,489
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2030	2,000,000	2,488,680
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  15

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00%	6-15-2030	$ 3,250,000	$ 4,044,105
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	3,795,000	3,780,123
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	1,740,000	1,642,642
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2022	3,395,000	3,491,625
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2023	3,220,000	3,439,571
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2024	4,135,000	4,567,880
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2022	1,390,000	1,379,789
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2029	1,750,000	1,503,808
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B	5.00	12-15-2028	19,090,000	19,717,099
Metropolitan Pier & Exposition Authority Prerefunded Bond (NPFGC Insured) ¤	0.00	12-15-2023	20,000	19,764
Metropolitan Pier & Exposition Authority Prerefunded Bond (NPFGC Insured)	5.70	6-15-2025	220,000	230,494
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds Mccormick Place Expansion Project Series A %%	4.00	12-15-2042	5,000,000	5,678,153
Metropolitan Pier & Exposition Authority Unrefunded Bond (NPFGC Insured) ¤	0.00	12-15-2023	1,105,000	1,086,942
Metropolitan Pier & Exposition Authority Unrefunded Bond (NPFGC Insured)	5.70	6-15-2025	780,000	817,208
Sales Tax Securitization Corporation Second Lien Sales Tax	5.00	1-1-2028	5,000,000	6,185,934
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	4,815,000	5,662,071
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2028	5,265,000	6,513,789
Sales Tax Securitization Corporation Series A	5.00	1-1-2027	1,000,000	1,207,981
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2022	820,000	822,884
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2023	855,000	868,980
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2024	885,000	908,556
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2025	925,000	956,232
Tender Option Bond Trust Receipts/Certificates Series 2018-YX1099 (Barclays Bank plc LIQ) 144Aø	0.15	1-1-2035	1,820,000	1,820,000
				158,681,325
Tobacco revenue: 0.61%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2023	18,000,000	19,402,114
Transportation revenue: 0.48%
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds Series B	5.00	1-1-2029	11,990,000	15,301,377
Water & sewer revenue: 0.32%
Chicago IL Wastewater Transmission Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,769,501
See accompanying notes to portfolio of investments

16  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Chicago IL Waterworks Second Lien	5.00%	11-1-2028	$ 2,560,000	$ 3,065,010
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	3,227,918
				10,062,429
				568,860,159
Indiana: 1.42%
Education revenue: 0.01%
Indiana Finance Authority Environmental Facilities Revenue Refunding Bonds Kipp Indianapolis Incorporated Project Series A	4.00	7-1-2030	210,000	231,619
Health revenue: 0.00%
Indiana HFFA Ancilla System Incorporated (NPFGC Insured)	5.25	7-1-2022	95,000	95,371
Miscellaneous revenue: 0.84%
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2026	735,000	701,739
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2027	630,000	589,185
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	7,134,575
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2029	6,600,000	8,391,732
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	8,133,008
Michigan IN City School Building Corporation Series 2016A	5.00	1-15-2025	1,000,000	1,123,465
Westfield-Washington IN Multi-School Building Corporation First Mortgage Series B 144A	1.50	1-15-2022	455,000	456,622
				26,530,326
Resource recovery revenue: 0.41%
Indiana Finance Authority Economic Republic Services Project ø	0.15	12-1-2037	13,000,000	12,998,930
Utilities revenue: 0.16%
Indiana Finance Authority Environmental Facilities Revenue Refunding Bonds Indianapolisland Power and Light Company Project Series A	0.75	12-1-2038	3,000,000	2,970,891
Indiana Finance Authority Midwestern Disaster Relief Revenue Various Ohio Valley Electric Corporation Project	3.00	11-1-2030	2,000,000	2,102,718
				5,073,609
				44,929,855
Iowa: 1.04%
Education revenue: 0.09%
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2025	1,295,000	1,507,527
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2026	1,215,000	1,444,990
				2,952,517
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  17

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.31%
Coralville IA Taxable-Annual Appropriation Series 2018E	7.00%	6-1-2025	$ 8,485,000	$ 9,259,551
Coralville IA Taxable-Annual Appropriation Series B	4.40	5-1-2023	410,000	419,613
				9,679,164
Health revenue: 0.02%
Iowa Finance Authority Revenue Bonds Lifespace Communities Incorporated Series A2	2.88	5-15-2049	470,000	472,672
Industrial development revenue: 0.32%
Iowa Finance Authority Midwestern EDA CJ Bio-America Incorporated Project (Korea Development Bank LOC) ø	0.09	4-1-2022	10,000,000	10,000,000
Utilities revenue: 0.24%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	6,500,000	7,698,029
Water & sewer revenue: 0.06%
Xenia Dallas County IA Rural Water District Capital Loan Notes	5.00	12-1-2031	1,615,000	1,877,886
				32,680,268
Kansas: 0.36%
Health revenue: 0.08%
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,224,648
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2028	1,220,000	1,365,302
				2,589,950
Tax revenue: 0.28%
Wyandotte County & Kansas City KS Special Obligation Improvement & Refunding Bonds Plaza Redevelopment Project	4.00	12-1-2028	490,000	496,661
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	24,725,000	8,146,972
				8,643,633
				11,233,583
Kentucky: 3.14%
Education revenue: 0.17%
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	3.00	12-1-2024	3,080,000	3,168,358
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2029	570,000	656,619
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2030	590,000	682,263
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2031	615,000	713,387
				5,220,627
See accompanying notes to portfolio of investments

18  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.27%
Kentucky EDFA Health System Revenue Norton Healthcare Incorporate Series B (NPFGC Insured) ¤	0.00%	10-1-2026	$ 3,000,000	$ 2,763,705
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	5.00	11-15-2025	1,230,000	1,259,410
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2022	1,000,000	990,770
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C	5.00	10-1-2047	3,000,000	3,621,212
				8,635,097
Industrial development revenue: 0.68%
Boone Country KY PCR Various Refunding Bonds Duke Energy (Sumitomo Mitsui Banking Corporation LOC) ø	0.06	8-1-2027	11,295,000	11,295,000
Meade County KY Industrial Building Revenue Nucor Steel Brandenburg Project ø	0.12	8-1-2061	10,000,000	10,000,000
				21,295,000
Miscellaneous revenue: 0.04%
Kentucky State University Certificates of Participation (BAM Insured)	3.00	11-1-2032	320,000	355,537
Kentucky State University Certificates of Participation (BAM Insured)	4.00	11-1-2033	130,000	155,770
Kentucky State University Certificates of Participation (BAM Insured)	4.00	11-1-2034	130,000	155,198
Kentucky State University Certificates of Participation (BAM Insured)	5.00	11-1-2029	200,000	251,575
Kentucky State University Certificates of Participation (BAM Insured)	5.00	11-1-2030	175,000	223,583
				1,141,663
Utilities revenue: 1.98%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	3,755,000	4,185,652
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	14,725,000	16,217,703
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	4,605,000	5,128,636
Kentucky Public Energy Authority Gas Supply Series C-1	4.00	2-1-2050	17,150,000	20,059,580
Louisville & Jefferson Counties KY Metro Government PCR Series B	1.35	11-1-2027	2,000,000	2,006,768
Trimble County KY PCR Louisville Gas and Electric Project	1.35	11-1-2027	5,500,000	5,541,130
Trimble County KY PCR Refunding Bonds Louisville Gas and Electric Company	1.30	9-1-2044	6,250,000	6,237,032
Trimble County KY Poll Control Louisville Gas & Electric Project Series A	0.63	9-1-2026	3,250,000	3,221,328
				62,597,829
				98,890,216
Louisiana: 1.24%
Airport revenue: 0.16%
New Orleans LA Aviation Board General North Terminal Project Series A	5.00	1-1-2032	1,000,000	1,140,077
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  19

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00%	1-1-2031	$ 1,250,000	$ 1,530,770
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2032	2,000,000	2,444,300
				5,115,147
Education revenue: 0.20%
Louisiana Public Facilities Authority Loyola University Project Series 2011 øø	5.25	10-1-2025	2,815,000	2,815,000
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2021	1,950,000	1,950,000
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2022	1,500,000	1,474,199
				6,239,199
Industrial development revenue: 0.51%
St. John the Baptist Parish LA Revenue Refunding Bonds Marathon Oil Corporation Project	2.38	6-1-2037	8,330,000	8,760,061
St. John the Baptist Parish LA Series A	2.20	6-1-2037	7,000,000	7,305,173
				16,065,234
Miscellaneous revenue: 0.05%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,415,000	1,527,373
Water & sewer revenue: 0.32%
East Baton Rouge LA Refunding Bonds Multi Modal Series A	1.30	2-1-2041	3,500,000	3,549,156
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	3.00	9-1-2023	250,000	262,102
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2024	460,000	519,225
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2025	510,000	594,869
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2026	350,000	415,603
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2027	600,000	730,794
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2028	400,000	498,341
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2029	600,000	762,885
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2030	600,000	777,972
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2031	1,520,000	1,969,954
				10,080,901
				39,027,854
Maine: 0.03%
Health revenue: 0.03%
Maine Health & Higher Educational Facilities Authority	5.00	7-1-2027	180,000	222,340
Maine Health & Higher Educational Facilities Authority	5.00	7-1-2027	570,000	694,190
				916,530
See accompanying notes to portfolio of investments

20  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 1.99%
Education revenue: 0.10%
Maryland Health and HEFAR Stevenson University Series A	5.00%	6-1-2029	$ 300,000	$ 375,231
Maryland Health and HEFAR Stevenson University Series A	5.00	6-1-2031	350,000	451,624
Maryland Health and HEFAR Stevenson University Series A	5.00	6-1-2033	425,000	543,901
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2015 144A	5.25	8-1-2022	565,000	578,806
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016	5.00	8-1-2026	1,180,000	1,262,219
				3,211,781
GO revenue: 0.44%
Prince George's County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2028	12,960,000	13,856,661
Health revenue: 0.07%
Maryland Health and HEFAR Adventist Healthcare Series 2021%%	5.00	1-1-2026	495,000	580,784
Maryland Health and HEFAR Adventist Healthcare Series 2021%%	5.00	1-1-2027	430,000	517,098
Maryland Health and HEFAR Adventist Healthcare Series 2021%%	5.00	1-1-2028	300,000	368,220
Maryland Health and HEFAR Adventist Healthcare Series 2021%%	5.00	1-1-2029	290,000	362,209
Maryland Health and HEFAR Adventist Healthcare Series 2021%%	5.00	1-1-2030	285,000	361,154
				2,189,465
Housing revenue: 0.59%
Maryland Community Development Department Housing Rosemont Tower LLC Series F (FHA / GNMA Insured)	2.01	11-1-2021	18,500,000	18,524,807
Miscellaneous revenue: 0.47%
Tender Option Bond Trust Receipts/Certificates (JPMorgan Chase & Company LIQ) 144Aø	0.08	5-1-2026	15,000,000	15,000,000
Tax revenue: 0.32%
Maryland State Department of Transportation	4.00	12-15-2027	9,260,000	9,997,627
				62,780,341
Massachusetts: 4.09%
Airport revenue: 0.34%
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2031	1,000,000	1,314,129
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2032	1,500,000	1,963,699
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2033	3,000,000	3,913,278
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2034	2,615,000	3,398,668
				10,589,774
Education revenue: 1.24%
Lowell MA Collegiate Charter School Revenue	4.00	6-15-2024	320,000	329,674
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2029	490,000	541,894
Massachusetts Development Finance Agency Harvard University Series A	5.00	7-15-2033	22,560,000	26,980,573
Massachusetts Development Finance Agency Lasell University Issue Series 2021	4.00	7-1-2029	340,000	396,494
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  21

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Massachusetts Development Finance Agency Lasell University Issue Series 2021	4.00%	7-1-2030	$ 355,000	$ 416,962
Massachusetts Development Finance Agency Lasell University Issue Series 2021	4.00	7-1-2031	370,000	438,433
Massachusetts Development Finance Agency Sabis International Charter School Series 2015	5.00	4-15-2025	820,000	883,252
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series B	5.00	7-1-2026	1,000,000	1,187,562
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series B	5.00	7-1-2027	1,500,000	1,819,363
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series B	5.00	7-1-2028	1,250,000	1,546,366
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series B	5.00	7-1-2029	1,400,000	1,759,404
Massachusetts Educational Financing Authority Series B	5.00	7-1-2023	2,460,000	2,654,316
				38,954,293
Health revenue: 0.64%
Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00	11-15-2023	850,000	872,290
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap +0.50%) ±	0.52	7-1-2038	14,870,000	14,895,047
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2026	150,000	174,422
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2027	160,000	189,898
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2028	175,000	211,481
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2029	300,000	368,359
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2030	320,000	398,395
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2031	350,000	436,681
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2032	400,000	497,363
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2891 (Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ) 144Aø	0.06	10-1-2045	2,245,000	2,245,000
				20,288,936
Miscellaneous revenue: 1.13%
Massachusetts Series A (3 Month LIBOR +0.55%) ±	0.63	11-1-2025	14,380,000	14,390,638
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2031	10,000,000	10,610,995
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2032	10,000,000	10,610,995
				35,612,628
Tax revenue: 0.29%
Massachusetts Bay Transportation Authority Assessment Bonds Series A	4.00	7-1-2037	9,000,000	9,220,706
See accompanying notes to portfolio of investments

22  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.45%
Greater Attleboro Taunton Regional Transit Authority Massachusetts Revenue BAN	1.00%	8-19-2022	$ 8,200,000	$ 8,252,318
Lowell MA Regional Transit Authority Revenue BAN	1.00	8-19-2022	6,000,000	6,038,813
				14,291,131
				128,957,468
Michigan: 2.33%
Airport revenue: 0.03%
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C	5.00	12-1-2022	1,000,000	1,003,623
Education revenue: 0.16%
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2029	405,000	484,485
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2030	405,000	489,786
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2031	400,000	488,926
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2026	840,000	895,974
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2027	585,000	623,047
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2028	535,000	569,418
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2029	590,000	627,157
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2030	400,000	424,540
Michigan Finance Authority Limited Obligation Revenue Refunding Bonds Public School Academy Cesar Chavez Academy Project	3.25	2-1-2024	295,000	301,775
				4,905,108
GO revenue: 0.09%
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	626,892
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,116,563
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,119,021
				2,862,476
Health revenue: 0.48%
Kalamazoo MI Economic Development Corporation Revenue Limited Obligation Heritage Community	2.88	5-15-2026	1,520,000	1,529,821
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	4,800,000	5,415,061
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (AGM Insured, JPMorgan Chase & Company SPA) ø	0.06	1-1-2032	8,260,000	8,260,000
				15,204,882
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  23

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.28%
Michigan Housing Development Authority Series E (3 Month LIBOR +1.00%) ±	1.10%	4-1-2042	$ 8,700,000	$ 8,700,000
Industrial development revenue: 0.07%
Michigan Strategic Fund Limited Obligation Revenue Graphic Packaging International LLC	4.00	10-1-2061	2,000,000	2,220,262
Miscellaneous revenue: 0.49%
Michigan Finance Authority Detroit Recovery Project Series 2014F øø	3.60	10-1-2021	500,000	500,000
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.80	10-1-2022	500,000	511,490
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.88	10-1-2023	2,500,000	2,615,904
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	5,685,000	6,052,026
Michigan Finance Authority Revenue Taxable Detroit Financial Recovery	4.60	10-1-2022	335,000	338,841
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2028	865,000	1,096,488
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2029	1,500,000	1,914,128
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	5.00	5-1-2023	1,375,000	1,377,624
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	1,140,000	1,142,479
				15,548,980
Tax revenue: 0.10%
Michigan Finance Authority Series 2014B	5.00	7-1-2032	3,000,000	3,222,549
Water & sewer revenue: 0.63%
Detroit MI Water & Sewage Department Series A	5.00	7-1-2022	1,000,000	1,034,970
Michigan Financial Authority Great Lakes Water Authority Series C-3 (AGM Insured)	5.00	7-1-2031	3,000,000	3,364,651
Michigan Financial Authority Local Government Loan Program Series C7 (NPFGC Insured)	5.00	7-1-2022	2,000,000	2,069,940
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2022	2,700,000	2,795,451
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2023	2,000,000	2,161,265
Michigan Financial Authority Local Government Loan Program Series D6 (NPFGC Insured)	5.00	7-1-2022	2,080,000	2,152,738
Michigan Financial Authority Local Government Loan Program Series D6 (NPFGC Insured)	5.00	7-1-2023	3,670,000	3,962,572
Michigan Financial Authority Local Government Loan Program Series D6 (NPFGC Insured)	5.00	7-1-2024	2,130,000	2,392,010
				19,933,597
				73,601,477
Minnesota: 0.40%
Education revenue: 0.21%
Cologne MN Charter School Lease Academy Project Series 2014A	4.00	7-1-2023	260,000	271,587
See accompanying notes to portfolio of investments

24  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Minneapolis MN Charter School Lease Revenue Northeast College Preparatory Project	5.00%	7-1-2040	$ 875,000	$ 961,993
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00	10-1-2024	545,000	613,741
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00	10-1-2027	1,035,000	1,262,950
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00	10-1-2029	660,000	816,430
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	5.00	9-1-2026	1,000,000	1,103,414
Woodbury MN Charter School Woodbury Leadership Academy Project Series A	4.00	7-1-2031	690,000	770,026
WoodBury MN Charter School Woodbury Leadership Academy Project Series A	4.00	7-1-2041	850,000	927,853
				6,727,994
Health revenue: 0.19%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	5,500,000	5,917,212
				12,645,206
Mississippi: 0.39%
GO revenue: 0.13%
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2029	620,000	730,401
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2030	565,000	661,251
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2031	400,000	466,279
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2032	435,000	505,707
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2024	355,000	401,368
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2025	255,000	297,542
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2026	225,000	269,570
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2027	385,000	471,650
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2028	315,000	393,329
				4,197,097
Health revenue: 0.26%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project	5.00	9-1-2044	3,000,000	3,388,524
Mississippi Hospital Equipment and Facilities Authority Revenue North Mississippi Health Services Series LI	5.00	10-1-2040	3,930,000	4,622,231
				8,010,755
				12,207,852
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  25

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 2.16%
Education revenue: 0.31%
Missouri State HEFAR University Health Science	5.00%	10-1-2026	$ 925,000	$ 1,092,826
Missouri State HEFAR University Health Science	5.00	10-1-2027	975,000	1,174,084
Missouri State HEFAR University Health Science	5.00	10-1-2028	1,025,000	1,254,363
Missouri State HEFAR Webster University Project	5.00	4-1-2022	775,000	790,630
Missouri State HEFAR Webster University Project	5.00	4-1-2023	1,050,000	1,111,837
Missouri State HEFAR Webster University Project	5.00	4-1-2024	2,820,000	3,086,655
Missouri State HEFAR Webster University Project	5.00	4-1-2025	600,000	676,199
Missouri State HEFAR Webster University Project	5.00	4-1-2026	500,000	577,387
				9,763,981
Health revenue: 1.19%
Missouri State HEFAR Barnes-Jewish Christian Health System Series C	5.00	5-1-2052	18,000,000	22,411,085
Missouri State HEFAR St. Lukes Health System Incorporated	5.00	11-15-2030	5,425,000	6,423,173
RBC Municipal Products Incorporated (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	0.11	9-1-2039	8,700,000	8,700,000
				37,534,258
Housing revenue: 0.07%
Missouri Southern State University Auxiliary Enterprise Revenue System	3.00	10-1-2026	1,000,000	1,012,069
Missouri Southern State University Auxiliary Enterprise Revenue System	4.00	10-1-2031	1,000,000	1,056,678
				2,068,747
Miscellaneous revenue: 0.40%
Branson MO IDA Branson Shoppes Series A	3.00	11-1-2021	1,055,000	1,055,714
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2022	350,000	356,240
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2023	750,000	773,116
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2028	3,000,000	3,717,278
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2030	2,000,000	2,504,889
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2022	970,000	981,764
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2023	1,010,000	1,051,588
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2024	1,000,000	1,090,944
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2025	1,105,000	1,235,258
				12,766,791
Tax revenue: 0.10%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	180,000	182,419
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding Bonds	1.00	10-1-2027	290,000	289,636
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding Bonds	1.63	10-1-2033	700,000	700,720
See accompanying notes to portfolio of investments

26  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding Bonds	2.00%	10-1-2039	$ 750,000	$ 753,862
Lees Summit MO Summit Fair Project Series 2017 144A	3.50	11-1-2023	115,000	116,077
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	1,075,000	1,075,796
				3,118,510
Water & sewer revenue: 0.09%
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2023	805,000	852,592
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2025	810,000	929,098
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2027	700,000	853,606
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2028	275,000	343,808
				2,979,104
				68,231,391
Nebraska: 0.56%
Airport revenue: 0.03%
Lincoln NE Airport Authority	5.00	7-1-2029	835,000	1,064,779
Utilities revenue: 0.53%
Central Plains Energy Nebraska Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	6,355,000	7,126,533
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2025	3,290,000	3,837,487
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2026	3,750,000	4,498,827
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2027	1,000,000	1,221,218
				16,684,065
				17,748,844
Nevada: 0.12%
Miscellaneous revenue: 0.09%
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2022	315,000	317,143
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2024	150,000	152,497
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2025	180,000	182,611
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2026	225,000	226,397
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.25	6-1-2027	250,000	251,854
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.50	6-1-2028	250,000	253,686
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.50	6-1-2029	200,000	201,948
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.63	6-1-2030	300,000	302,898
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  27

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.75%	6-1-2031	$ 225,000	$ 228,055
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.75	6-1-2033	515,000	518,915
				2,636,004
Tax revenue: 0.03%
Sparks NV Tourism Improvement District #1 Senior Revenue Refunding Bonds Sales Tax Anticipation Notes 144A	2.50	6-15-2024	1,015,000	1,030,898
				3,666,902
New Hampshire: 0.09%
Housing revenue: 0.09%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,443,289	2,905,238
New Jersey: 4.00%
Airport revenue: 0.47%
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2025	2,750,000	3,146,851
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2026	2,130,000	2,500,693
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2027	1,675,000	2,010,801
South Jersey NJ Port Corporation Marine Terminal Series B	5.00	1-1-2027	1,000,000	1,197,392
South Jersey NJ Port Corporation Marine Terminal Series B	5.00	1-1-2028	500,000	612,643
South Jersey NJ Port Corporation Marine Terminal Series R	4.00	1-1-2022	1,600,000	1,613,279
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2023	1,665,000	1,754,860
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2024	1,750,000	1,913,284
				14,749,803
Education revenue: 0.59%
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00	7-1-2036	425,000	509,521
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00	7-1-2037	150,000	179,238
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00	7-1-2038	200,000	238,337
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	5.00	7-1-2032	225,000	296,937
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	5.00	7-1-2034	225,000	294,790
New Jersey EDA Revenue School Facilities Construction Series QQQ	5.00	6-15-2030	1,000,000	1,284,435
New Jersey EDA Revenue School Facilities Construction Series QQQ	5.00	6-15-2031	500,000	646,201
New Jersey EDA School Facilities Construction Refunding Bonds (SIFMA Municipal Swap +1.60%) ±	1.62	3-1-2028	10,000,000	10,135,179
New Jersey Higher Education Student Assistance Authority Series 2014-1A-1	5.00	12-1-2021	2,250,000	2,266,857
New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2021	2,815,000	2,836,091
				18,687,586
See accompanying notes to portfolio of investments

28  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.22%
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00%	4-1-2027	$ 400,000	$ 457,040
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2029	400,000	467,215
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2031	350,000	400,226
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2033	300,000	340,898
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2034	260,000	294,375
New Jersey EDA Revenue Refunding Bonds School Facilities Construction Series GGG 144A	5.25	9-1-2026	2,000,000	2,403,987
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2029	340,000	435,038
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2030	325,000	423,522
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2031	400,000	530,283
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2032	430,000	567,452
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2033	520,000	683,184
				7,003,220
Industrial development revenue: 0.06%
New Jersey EDA Elite Pharmaceuticals Project Series A	6.50	9-1-2030	305,000	276,217
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2023	1,520,000	1,605,849
				1,882,066
Miscellaneous revenue: 0.71%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	5,620,000	5,715,810
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.38	7-1-2030	9,705,000	10,267,878
New Jersey EDA School Facilities Construction Project Series NN (AGM Insured)	5.00	3-1-2024	1,645,000	1,753,395
New Jersey EDA School Facilities Construction Refunding Bonds Project Series I (SIFMA Municipal Swap +1.25%) ±	1.27	9-1-2025	4,500,000	4,563,742
				22,300,825
Tax revenue: 0.76%
New Jersey Covid-19 Emergency Series A	4.00	6-1-2032	3,000,000	3,725,376
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	6,137,907
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XG0258 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.05	6-15-2050	7,340,000	7,340,000
New Jersey TTFA Transportation Program Series AA	4.00	6-15-2035	2,000,000	2,360,330
New Jersey TTFA Transportation Program Series AA	5.00	6-15-2035	2,000,000	2,561,543
New Jersey TTFA Transportation Program Series BB	5.00	6-15-2030	1,500,000	1,874,136
				23,999,292
Transportation revenue: 0.94%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	12,000,000	11,172,469
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  29

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
New Jersey TTFA CAB Transportation System Series C (Ambac Insured) ¤	0.00%	12-15-2026	$ 3,500,000	$ 3,275,504
New Jersey TTFA Series 2012AA	5.00	6-15-2023	1,350,000	1,394,831
New Jersey TTFA Series 2013AA	5.00	6-15-2023	4,740,000	5,115,166
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,177,966
New Jersey TTFA Series D	5.00	12-15-2023	6,960,000	7,667,481
				29,803,417
Water & sewer revenue: 0.25%
New Jersey EDA	2.20	10-1-2039	5,500,000	5,774,973
New Jersey EDA Water Facilities Revenue Refunding Bonds AMT New Jersey American Water Company Incorporated	1.10	11-1-2029	2,075,000	2,064,548
				7,839,521
				126,265,730
New Mexico: 0.27%
Utilities revenue: 0.27%
Farmington NM Public Service Company of New Mexico San Juan Project Series A ø	0.11	6-1-2040	1,000,000	1,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	6,660,000	7,655,465
				8,655,465
New York: 7.34%
Airport revenue: 1.35%
New York Transportation Development Corporation Special Facility John F Kennedy International Airport Project	2.25	8-1-2026	2,000,000	2,046,988
New York Transportation Development Corporation Special Refunding Bonds Terminal One Group Association	5.00	1-1-2022	3,000,000	3,032,128
Port Authority of New York & New Jersey Consolidated Bonds 205 Series	5.00	11-15-2025	475,000	562,393
Port Authority of New York & New Jersey Consolidated Bonds 172 Series	5.00	10-1-2027	5,000,000	5,116,216
Port Authority of New York & New Jersey Consolidated Bonds 185 Series	5.00	9-1-2028	5,000,000	5,600,533
Port Authority of New York & New Jersey Consolidated Bonds 207 Series	5.00	9-15-2027	21,380,000	26,269,916
				42,628,174
Education revenue: 0.39%
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A	3.88	4-15-2023	410,000	420,814
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	4.00	6-1-2031	650,000	702,479
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2036	525,000	600,208
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2041	400,000	450,860
See accompanying notes to portfolio of investments

30  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.05%	2-1-2031	$ 2,415,000	$ 2,444,181
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.76	2-1-2027	970,000	1,033,823
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	5.45	2-1-2027	2,880,000	3,123,700
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	6.47	2-1-2033	1,435,000	1,701,394
Hempstead Town NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series B	4.76	2-1-2027	210,000	218,639
New York NY IDA Civic Facility Stars Churchill School Center Project (AGC Insured) ø	2.25	10-1-2029	1,180,000	1,194,524
Town of Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.45	2-1-2041	500,000	505,874
				12,396,496
GO revenue: 1.02%
Cortland NY Enlarged City School District Revenue BAN	2.00	7-29-2022	3,780,000	3,833,199
Kenmore Tonawanda NY Union Free School District BAN Series A	1.25	6-29-2022	16,000,000	16,116,965
New York NY Various Fiscal 2021 Series 2 ø	0.13	4-1-2042	7,000,000	7,000,000
Poughkeepsie City NY Refunding Bonds Public Improvement	4.00	4-15-2029	245,000	285,148
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2024	340,000	375,954
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2025	235,000	267,858
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2031	600,000	684,734
Suffolk County NY Series A (BAM Insured)	5.00	6-15-2028	3,000,000	3,753,751
				32,317,609
Health revenue: 0.39%
Huntington NY Local Development Corporation Revenue Gurwin Independent Housing Incorporated	3.00	7-1-2025	1,725,000	1,783,702
New York Dormitory Authority Non-State Supported Debt Northwell Health Obligated Group	5.00	5-1-2048	6,000,000	7,020,879
New York Dormitory Authority Revenues Non-State Supported Debit Montefiore Obligation Group Series A	5.00	9-1-2029	1,350,000	1,707,216
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	9-1-2028	1,400,000	1,738,700
				12,250,497
Housing revenue: 0.33%
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.25	4-1-2022	325,000	324,958
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.30	10-1-2022	465,000	464,828
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.40	4-1-2023	480,000	479,713
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  31

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.55%	10-1-2023	$ 760,000	$ 759,498
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.65	4-1-2024	710,000	709,534
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.75	10-1-2024	825,000	824,756
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.88	4-1-2025	1,705,000	1,703,225
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.00	10-1-2025	2,415,000	2,415,880
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.05	4-1-2026	1,275,000	1,273,300
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.15	10-1-2026	1,335,000	1,334,979
				10,290,671
Industrial development revenue: 0.88%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	2,000,000	2,032,458
New York Transportation Development Corporation Exempt Facility Revenue New York Thruway Service Areas Project	2.50	10-31-2031	750,000	785,638
New York Transportation Development Corporation Exempt Facility Revenue New York Thruway Service Areas Project	4.00	10-31-2034	500,000	586,889
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	10-1-2035	9,250,000	11,544,414
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2026	11,030,000	12,873,663
				27,823,062
Miscellaneous revenue: 0.69%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	1.70	11-15-2030	4,000,000	3,949,804
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	1.90	11-15-2031	2,000,000	1,989,170
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.10	11-15-2032	5,000,000	5,012,567
Public Housing Capital Fund Trust II (Department of Housing and Urban Development Insured) 144A	4.50	7-1-2022	140,554	140,498
Tender Option Bond Trust Receipts/Floater Certifcates Series 2021-XF1236 (JPMorgan Chase & Company LIQ) 144Aø	0.08	3-15-2029	10,000,000	10,000,000
Western Regional Off-Track Betting Corporation 144A	3.00	12-1-2026	700,000	696,339
				21,788,378
Resource recovery revenue: 0.07%
New York Environmental Facilities Corporation Solid Waste Disposal Revenue Casella Waste System Incorporate Project	2.75	9-1-2050	2,000,000	2,096,153
Tax revenue: 0.85%
New York City Transitional Future Tax Secured Subordinated Bond Series E	5.00	2-1-2031	10,000,000	10,156,523
See accompanying notes to portfolio of investments

32  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Triborough NY Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series A	2.00%	5-15-2045	$ 5,000,000	$ 5,293,534
Triborough NY Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series B-2	5.00	5-15-2050	9,500,000	11,357,253
				26,807,310
Transportation revenue: 1.16%
New York Metropolitan Transportation Authority Refunding Bond Series D1	5.00	9-1-2022	5,000,000	5,210,816
New York Metropolitan Transportation Authority Revenue Various Refunding Bonds Transportation Subordinated Series G3 (SIFMA Municipal Swap +0.43%) ±	0.45	11-1-2031	20,000,000	20,002,834
New York Metropolitan Transportation Authority Subordinated Bond Series 2002G-1F (U.S. SOFR +0.43%) ±	0.46	11-1-2026	1,500,000	1,498,112
New York Metropolitan Transportation Authority Subordinated Bond Series A1	5.00	11-15-2048	800,000	906,215
New York Metropolitan Transportation Authority Subordinated Bond Series C1	5.00	11-15-2024	3,535,000	3,992,767
Tender Option Bond Trust Receipts/Certificates (Morgan Stanley Bank LIQ) 144Aø	0.20	1-1-2053	5,000,000	5,000,000
				36,610,744
Utilities revenue: 0.21%
Long Island NY Power Authority Electric System Revenue General Series B	0.68	9-1-2051	3,500,000	3,607,623
Long Island NY Power Authority Electric System Revenue General Series B	0.85	9-1-2050	3,000,000	3,009,791
				6,617,414
				231,626,508
North Carolina: 0.90%
Education revenue: 0.76%
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2028	450,000	559,781
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2029	550,000	696,543
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2030	450,000	578,420
University of North Carolina Chapel Hill Series A (1 Month LIBOR +0.13%) ±	0.18	12-1-2041	11,100,000	11,101,434
University of North Carolina Chapel Hill Series B (1 Month LIBOR +0.13%) ±	0.18	12-1-2034	10,925,000	10,926,419
				23,862,597
Health revenue: 0.11%
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2029	275,000	310,469
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2030	285,000	321,645
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  33

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00%	3-1-2031	$ 290,000	$ 325,241
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2036	900,000	996,232
North Carolina Medical Care Commission Retirement Facilities Revenue Entrance Fee Friends Homes Series B1	2.55	9-1-2026	1,575,000	1,592,568
				3,546,155
Industrial development revenue: 0.03%
Columbus County NC Industrial Facilities and PCFA Refunding Bonds Recovery Zone Facility International Paper Company Project	2.00	11-1-2033	850,000	885,340
				28,294,092
North Dakota: 0.70%
GO revenue: 0.38%
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2025	960,000	1,107,041
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2026	1,115,000	1,321,260
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2027	1,170,000	1,415,864
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2028	1,225,000	1,508,964
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2029	1,290,000	1,573,654
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2030	1,355,000	1,642,458
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2031	1,420,000	1,714,252
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2032	1,490,000	1,793,896
				12,077,389
Health revenue: 0.24%
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2029	1,650,000	2,089,858
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2030	1,600,000	2,056,537
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2031	1,300,000	1,692,881
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2032	1,400,000	1,812,054
				7,651,330
Miscellaneous revenue: 0.08%
Cass County ND Joint Water Resources District Refunding Temporary Improvement Series A	0.48	5-1-2024	2,500,000	2,503,381
				22,232,100
See accompanying notes to portfolio of investments

34  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 1.84%
Education revenue: 0.09%
Allen County OH Port Authority Economic Development Revenue Refunding Bonds University Northwestern	4.00%	12-1-2031	$ 710,000	$ 801,246
Portage County OH Port Authority Northeast Ohio Medical University Project	5.00	12-1-2026	1,980,000	2,030,890
				2,832,136
Health revenue: 0.57%
Akron OH Bath and Copley Joint Township Hospital District	5.00	1-1-2031	2,000,000	2,023,127
Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	2,500,000	2,567,255
Hamilton County OH Healthcare Series 2017	3.00	1-1-2022	235,000	236,175
Hamilton County OH Hospital Facilities Revenue UC Health	5.00	9-15-2027	615,000	754,863
Hamilton County OH Hospital Facilities Revenue UC Health	5.00	9-15-2028	650,000	814,714
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2033	4,000,000	4,942,596
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2034	5,460,000	6,727,013
				18,065,743
Housing revenue: 0.37%
Ohio HFA MFHR Terrace Towers Apartments Project	1.45	6-1-2022	11,525,000	11,547,387
Resource recovery revenue: 0.16%
Ohio Air Quality Development Authority Revenue Refunding Bonds AMT American Electric Power Company	2.10	12-1-2027	4,930,000	5,108,383
Tax revenue: 0.24%
Akron OH Income Tax Revenue %%	4.00	12-1-2029	4,515,000	5,328,666
Akron OH Income Tax Revenue %%	4.00	12-1-2030	1,830,000	2,145,367
				7,474,033
Utilities revenue: 0.20%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	4,000,000	4,289,219
Ohio Air Quality Development Authority Revenue Various Ohio Valley Electric Corporation	1.50	2-1-2026	2,000,000	1,997,057
				6,286,276
Water & sewer revenue: 0.21%
Columbus OH Sewerage System	5.00	6-1-2031	5,825,000	6,638,394
				57,952,352
Oklahoma: 0.60%
Education revenue: 0.18%
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2025	925,000	1,059,913
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2026	975,000	1,145,313
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2027	1,370,000	1,642,548
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  35

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00%	8-1-2028	$ 715,000	$ 872,939
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2029	755,000	936,345
				5,657,058
Miscellaneous revenue: 0.27%
Carter County OK Public Facilities Authority Dickson Public Schools Project	4.00	9-1-2025	350,000	393,756
Carter County OK Public Facilities Authority Dickson Public Schools Project	5.00	9-1-2025	365,000	423,439
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2028	2,500,000	2,893,793
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2034	670,000	766,319
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2024	890,000	994,437
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2025	855,000	982,277
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2026	1,810,000	2,128,491
				8,582,512
Tax revenue: 0.15%
Tulsa OK Public Facilities Authority Capital Improvements	4.00	10-1-2027	4,050,000	4,695,491
				18,935,061
Oregon: 0.58%
Health revenue: 0.58%
Clackamas County OR Hospital Facility Authority Revenue Senior Living Rose Villa Project	2.75	11-15-2025	500,000	500,840
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Adventist Health System/West	5.00	3-1-2040	9,500,000	10,641,012
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,900,000	1,881,300
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2025	400,000	465,688
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2026	125,000	149,621
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2027	300,000	367,434
YamHill County OR Hospital Authority Friendsview Series A	5.00	11-15-2036	1,220,000	1,457,162
YamHill County OR Hospital Authority Friendsview Series A	5.00	11-15-2046	1,540,000	1,797,210
YamHill County OR Hospital Authority Friendsview Series B2	2.13	11-15-2027	1,000,000	1,000,593
				18,260,860
Other: 0.07%
Miscellaneous revenue: 0.07%
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A øø	1.60	8-15-2051	2,103,999	2,119,014
See accompanying notes to portfolio of investments

36  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 5.00%
Airport revenue: 0.54%
Allegheny County PA Airport Authority Series A	5.00%	1-1-2029	$ 4,000,000	$ 5,028,457
Allegheny County PA Airport Authority Series A	5.00	1-1-2030	3,000,000	3,829,057
Allegheny County PA Airport Authority Series A	5.00	1-1-2031	2,250,000	2,914,157
Allegheny County PA Airport Authority Series A	5.00	1-1-2032	4,000,000	5,142,330
				16,914,001
Education revenue: 0.52%
Chester County PA IDA Avon Grove Charter School Project Series 2017A	4.00	12-15-2027	1,700,000	1,796,742
Chester County PA IDA Collegium Charter School Project Series A	3.70	10-15-2022	400,000	404,401
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program øø	2.00	11-1-2035	3,000,000	3,000,000
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2022	1,575,000	1,608,684
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2023	1,555,000	1,654,521
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2028	600,000	731,601
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2030	800,000	1,004,586
Philadelphia PA IDA Charter School Project Series 2016B	4.88	8-1-2026	1,465,000	1,585,577
Philadelphia PA IDA Charter School Project Series A	4.50	8-1-2026	2,240,000	2,440,451
Philadelphia PA IDA for Independence Charter School	4.00	6-15-2029	350,000	378,267
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1	6.25	6-15-2023	275,000	291,539
South Central Pennsylvania General Authority Aicup Financing Program Series TT2	5.00	5-1-2029	245,000	310,810
South Central Pennsylvania General Authority Aicup Financing Program Series TT2	5.00	5-1-2030	395,000	508,480
South Central Pennsylvania General Authority Aicup Financing Program Series TT2	5.00	5-1-2031	485,000	635,452
				16,351,111
GO revenue: 0.97%
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2022	340,000	356,921
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2023	1,025,000	1,120,401
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2027	745,000	909,455
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2029	920,000	1,176,239
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2030	1,800,000	2,292,535
Bristol Township PA School District	5.25	6-1-2031	6,990,000	7,543,916
Laurel Highlands PA School District (BAM Insured)	3.00	2-1-2030	675,000	737,936
Laurel Highlands PA School District (BAM Insured)	4.00	2-1-2027	980,000	1,125,084
Laurel Highlands PA School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,350,043
Philadelphia PA School District Series D	5.00	9-1-2022	3,565,000	3,717,086
Philadelphia PA School District Series F	5.00	9-1-2022	5,000,000	5,213,304
Scranton PA School District Series A	5.00	6-1-2024	750,000	834,552
Scranton PA School District Series A	5.00	6-1-2025	1,000,000	1,149,534
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2024	665,000	741,839
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  37

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Scranton PA School District Series B (NPFGC Insured)	5.00%	6-1-2025	$ 710,000	$ 818,947
Scranton PA Series 2017 144A	5.00	9-1-2023	1,355,000	1,435,711
				30,523,503
Health revenue: 0.98%
Berks County PA Municipal Authority Tower Health Project Series B2	5.00	2-1-2040	6,000,000	6,764,100
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2026	1,350,000	1,568,449
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2028	1,500,000	1,811,524
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2031	1,120,000	1,413,934
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2032	955,000	1,205,891
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2031	750,000	872,054
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2032	1,390,000	1,611,783
Lancaster PA IDA Health Center Revenue Refunding Landis Homes Retirement	4.00	7-1-2031	430,000	475,176
Lancaster PA IDA Health Center Revenue Refunding Landis Homes Retirement	4.00	7-1-2037	345,000	379,224
Montgomery County PA Higher Education & Health Authority Series 2018D ø	0.14	9-1-2050	10,000,000	10,000,000
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap +0.72%) ±	0.74	9-1-2051	3,500,000	3,500,123
Westmoreland County PA IDA Health System Revenue Excela Health Project Series A	5.00	7-1-2027	1,200,000	1,461,452
				31,063,710
Housing revenue: 0.46%
East Hempfield Township Pennsylvania Industrial Development Student Services Incorporate Student Housing	5.00	7-1-2025	1,065,000	1,170,284
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	1,335,000	1,463,167
Pennsylvania HFA Special Limited Obligation MFHR Development Episcopal House	1.38	12-1-2022	12,000,000	12,021,982
				14,655,433
Industrial development revenue: 0.08%
Allentown PA Neighborhood Improvement Zone Development Authority Foward Delivery %%	5.00	5-1-2029	500,000	609,824
Allentown PA Neighborhood Improvement Zone Development Authority Foward Delivery %%	5.00	5-1-2030	500,000	618,331
Allentown PA Neighborhood Improvement Zone Development Authority Foward Delivery %%	5.00	5-1-2031	550,000	689,836
Allentown PA Neighborhood Improvement Zone Development Authority Foward Delivery %%	5.00	5-1-2032	600,000	761,672
				2,679,663
Miscellaneous revenue: 0.14%
Delaware Valley PA Regional Finance Authority Local Government Series B (Ambac Insured)	5.70	7-1-2027	1,780,000	2,243,800
See accompanying notes to portfolio of investments

38  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75%	7-1-2027	$ 125,000	$ 172,078
Delaware Valley PA Regional Finance Authority Local Government Series D (TD Bank NA LOC) ø	0.04	11-1-2055	2,000,000	2,000,000
				4,415,878
Resource recovery revenue: 0.83%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series A ø	0.20	4-1-2034	3,250,000	3,249,951
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series A øø	2.40	6-1-2044	3,000,000	3,000,000
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporate Project Series A	1.75	8-1-2038	13,500,000	13,913,625
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project øø	0.20	8-1-2045	6,000,000	5,999,680
				26,163,256
Transportation revenue: 0.11%
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	660,414
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2028	590,000	689,684
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	475,876
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	491,263
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	505,490
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	524,422
				3,347,149
Utilities revenue: 0.13%
Pennsylvania EDFA Exempt Facilities Refunding Bond Energy Supply LLC (MUFG Bank Limited LOC) ø	0.18	12-1-2038	4,000,000	4,000,000
Water & sewer revenue: 0.24%
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	3,250,000	3,492,675
Pittsburgh PA Water & Sewer Authority Series C (SIFMA Municipal Swap +0.65%)(AGM Insured) ±	0.67	9-1-2040	4,000,000	4,031,748
				7,524,423
				157,638,127
Puerto Rico: 0.30%
Water & sewer revenue: 0.30%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Senior Lien Series A 144A	4.00	7-1-2022	5,000,000	5,132,387
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Senior Lien Series A 144A	4.00	7-1-2023	4,000,000	4,224,555
				9,356,942
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  39

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Rhode Island: 0.17%
GO revenue: 0.07%
Providence RI Refunding Bonds Series A	5.00%	1-15-2022	$ 300,000	$ 303,711
Providence RI Refunding Bonds Series A	5.00	1-15-2023	425,000	448,193
Providence RI Refunding Bonds Series A	5.00	1-15-2024	400,000	437,996
Providence RI Refunding Bonds Series A	5.00	1-15-2025	450,000	508,976
Providence RI Refunding Bonds Series A	5.00	1-15-2026	450,000	522,130
				2,221,006
Housing revenue: 0.00%
Rhode Island Housing & Mortgage Finance	6.50	4-1-2027	15,000	15,054
Miscellaneous revenue: 0.10%
Providence RI Public Buildings Authority Revenue Capital Improvement Program Projects Series A (AGM Insured)	4.00	9-15-2023	1,000,000	1,069,525
Providence RI RDA Series A	5.00	4-1-2022	1,940,000	1,980,907
				3,050,432
				5,286,492
South Carolina: 0.41%
Education revenue: 0.01%
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	270,000	285,879
Health revenue: 0.09%
Greenville Hospital System South Carolina Hospital Refunding Bonds	5.00	5-1-2029	2,725,000	2,797,410
Miscellaneous revenue: 0.14%
Berkeley County SC Assessment Revenue Bonds Nexton Improvement District	4.00	11-1-2030	425,000	480,269
South Carolina Transportation Infrastructure Refunding Bonds Series A	5.00	10-1-2032	4,025,000	4,025,000
				4,505,269
Resource recovery revenue: 0.05%
South Carolina Jobs EDA	8.00	12-6-2029	260,000	233,721
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC 144A•	5.25	2-1-2027	3,310,000	1,324,000
				1,557,721
Utilities revenue: 0.12%
South Carolina Public Service Authority Revenue Refunding Bonds and Improvement Series A	5.00	12-1-2031	2,850,000	3,714,447
				12,860,726
South Dakota: 0.27%
Health revenue: 0.27%
South Dakota HEFA Avera Health Series A	5.00	7-1-2033	7,675,000	8,519,720
Tennessee: 0.71%
Utilities revenue: 0.71%
Tennergy Corporation Tennessee Gas Series A	4.00	12-1-2051	5,000,000	5,895,396
See accompanying notes to portfolio of investments

40  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Tennessee Energy Acquisition Corporation Gas Project	4.00%	11-1-2049	$ 2,210,000	$ 2,476,792
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	12,390,000	13,011,855
Tennessee Energy Acquisition Corporation Series B	5.63	9-1-2026	925,000	1,120,573
				22,504,616
Texas: 8.10%
Airport revenue: 1.38%
Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2032	9,175,000	9,207,925
Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2037	22,000,000	22,078,949
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2032	3,125,000	3,401,274
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2023	690,000	750,941
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2024	725,000	819,226
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2027	835,000	1,030,438
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2028	880,000	1,109,705
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2029	920,000	1,179,048
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2030	970,000	1,264,903
Houston TX Airport System Subordinate Refunding Bonds AMT Series A	5.00	7-1-2031	2,750,000	2,847,140
				43,689,549
Education revenue: 1.04%
Alamo TX Community College District Various Financing System	1.70	11-1-2042	545,000	545,349
Arlington TX Higher Education Finance Corporation Edcuation Series A	4.00	6-15-2026	530,000	531,177
Arlington TX Higher Education Finance Corporation Edcuation Series A	4.00	2-15-2029	300,000	359,818
Arlington TX Higher Education Finance Corporation Edcuation Series A	4.00	8-15-2029	80,000	88,936
Arlington TX Higher Education Finance Corporation Edcuation Series A	4.00	2-15-2030	305,000	370,427
Arlington TX Higher Education Finance Corporation Edcuation Series A	4.00	8-15-2030	85,000	94,070
Arlington TX Higher Education Finance Corporation Edcuation Series A	4.00	2-15-2031	315,000	386,460
Arlington TX Higher Education Finance Corporation Edcuation Series A	4.00	8-15-2031	80,000	88,357
Arlington TX Higher Education Finance Corporation Edcuation Series A	5.00	8-15-2022	60,000	62,053
Arlington TX Higher Education Finance Corporation Edcuation Series A	5.00	8-15-2023	155,000	166,060
Arlington TX Higher Education Finance Corporation Edcuation Series A	5.00	8-15-2024	195,000	215,448
Arlington TX Higher Education Finance Corporation Edcuation Series A	5.00	8-15-2025	205,000	232,495
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  41

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Arlington TX Higher Education Finance Corporation Edcuation Series A	5.00%	8-15-2026	$ 200,000	$ 232,203
Arlington TX Higher Education Finance Corporation Edcuation Series A	5.00	8-15-2027	205,000	241,271
Arlington TX Higher Education Finance Corporation Edcuation Series A	5.00	8-15-2028	75,000	87,776
Austin TX Community College District Series A	4.00	2-1-2023	320,000	336,070
Clifton TX Higher Education Finance Corporation Education Revenue International Leadership Texas Series A	6.00	3-1-2029	2,150,000	2,376,894
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A	4.63	8-15-2025	7,040,000	7,662,631
Clifton TX Higher Education Finance Corporation Uplift Education Series 2018D	5.00	8-15-2025	6,565,000	7,579,406
Clifton TX Higher Education Finance Corporation Uplift Education Series A	4.00	12-1-2025	2,410,000	2,546,285
New Hope TX Cultural Education Facilities Finance Corporation Education Revenue Cumberland Academy Series A 144A	4.00	8-15-2030	1,735,000	1,866,728
Newark NJ Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A 144A	4.63	8-15-2025	950,000	1,022,196
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2029	650,000	781,068
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2030	870,000	1,057,406
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2031	220,000	270,599
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2032	460,000	558,939
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2033	710,000	855,978
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2034	500,000	601,046
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2035	290,000	347,494
Texas PFA Southern University Financing System (BAM Insured)	5.00	11-1-2021	1,275,000	1,279,409
				32,844,049
GO revenue: 2.93%
Brazosporight TX Independent School District School Building Series A	4.00	2-15-2029	2,355,000	2,727,555
Denton TX Independent School District Refunding Bonds Series B	5.00	8-15-2032	5,000,000	5,210,163
Fort Bend TX Independent School District Various Refunding Series B	0.72	8-1-2051	1,500,000	1,498,789
Grapevine Colleyville TX Independent School Building	5.00	8-15-2034	2,890,000	3,362,690
Grapevine Colleyville TX Independent School Building	5.00	8-15-2035	1,600,000	1,859,701
Harris County TX Cypress-Fairbanks Independent High School Series B-1	0.28	2-15-2040	3,000,000	2,987,297
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2031	10,110,000	11,012,058
Leander TX Independent School District CAB Bonds Series 2014C ¤	0.00	8-15-2035	2,975,000	1,692,118
Northside TX Independent School District School Building Bond Series 2018	2.75	8-1-2048	11,275,000	11,744,579
Northwest Texas Independent School District Refunding Bonds	5.00	2-15-2032	1,750,000	2,019,977
See accompanying notes to portfolio of investments

42  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Texas State College Student Loan	4.00%	8-1-2032	$ 1,500,000	$ 1,776,393
Texas Transportation Commission Mobility Fund Refunding Bonds Series A	5.00	10-1-2030	40,760,000	46,448,144
				92,339,464
Health revenue: 0.24%
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A øø	0.90	5-15-2050	1,500,000	1,500,798
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2024	1,000,000	1,131,499
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2026	2,000,000	2,411,311
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2023	1,570,000	1,657,092
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facility Revenue MRC Stevenson Oaks Project	3.00	11-15-2026	1,000,000	1,008,508
				7,709,208
Housing revenue: 0.11%
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Tarleton State University Project	5.38	4-1-2028	1,845,000	1,984,254
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2022	870,000	886,325
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	5.00	4-1-2025	480,000	555,577
				3,426,156
Industrial development revenue: 0.10%
Port Beaumont TX Navigation District Dock And Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.50	1-1-2030	800,000	794,671
Port Beaumont TX Navigation District Dock And Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.63	1-1-2031	800,000	794,456
Port Beaumont TX Navigation District Dock And Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.75	1-1-2036	1,500,000	1,477,314
				3,066,441
Miscellaneous revenue: 0.57%
Houston TX Airport System Revenue Refunding Bonds AMT Special Facilities United	5.00	7-1-2027	1,750,000	2,049,703
Lewisville TX Combination Contract Revenue Special Assessment Bonds Utility System 144A	8.00	9-1-2039	1,715,000	1,719,775
Lewisville TX Combination Contract Revenue Special Assessment Bonds Utility System 144A	8.00	9-1-2039	1,830,000	1,835,095
Lower Colorado River Authority Texas Transmission Contract Transmission Services Corporation Project	5.00	5-15-2028	1,845,000	2,064,056
Texas Transportation Commission Highway Improvement	5.00	4-1-2027	3,010,000	3,362,517
Wise County TX Parker County Junior College District Project	5.00	8-15-2025	505,000	580,332
Wise County TX Parker County Junior College District Project	5.00	8-15-2028	1,630,000	1,981,771
Wise County TX Parker County Junior College District Project	5.00	8-15-2031	680,000	858,307
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  43

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Wise County TX Parker County Junior College District Project	5.00%	8-15-2034	$ 980,000	$ 1,223,079
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (NPFGC / FHA Insured)	7.65	7-1-2022	2,125,000	2,198,131
				17,872,766
Transportation revenue: 0.77%
Central Texas Regional Mobility Authority Revenue Subordinated Lien BAN Series F	5.00	1-1-2025	2,000,000	2,234,985
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2023	500,000	528,399
North Texas Thruway Authority Revenue Convertible CAB Special PJS System C	6.75	9-1-2045	10,000,000	15,134,267
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds Notes Mobility	5.00	12-31-2030	1,000,000	1,269,669
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds Notes Mobility	5.00	12-31-2032	1,000,000	1,260,829
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds Notes Mobility	5.00	12-31-2033	3,000,000	3,773,156
				24,201,305
Utilities revenue: 0.34%
San Antonio TX Electric & Gas Revenue Various Refunding Bonds Junior Lien Series 2020	1.75	2-1-2049	4,250,000	4,455,082
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bonds Series 2018	2.75	2-1-2048	6,000,000	6,168,780
				10,623,862
Water & sewer revenue: 0.62%
Dallas TX Waterworks Refunding Bonds Series A	5.00	10-1-2029	16,225,000	19,667,904
				255,440,704
Utah: 0.39%
Airport revenue: 0.14%
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2029	1,000,000	1,243,314
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2031	2,705,000	3,325,706
				4,569,020
Education revenue: 0.05%
Utah Charter School Finance Authority Freedom Academy Foundation St. George 144A	3.25	6-15-2031	540,000	556,323
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A 144A	3.50	2-15-2026	1,080,000	1,113,374
				1,669,697
Miscellaneous revenue: 0.20%
Mida Mountain UT Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2024	1,000,000	1,057,346
See accompanying notes to portfolio of investments

44  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Mida Mountain UT Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00%	8-1-2026	$ 1,000,000	$ 1,081,625
Mida Mountain UT Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2028	1,000,000	1,093,639
Mida Mountain UT Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2029	580,000	634,994
Mida Mountain UT Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2030	680,000	743,766
Mida Mountain UT Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2050	1,500,000	1,557,480
				6,168,850
				12,407,567
Vermont: 0.12%
Education revenue: 0.06%
Vermont Student Assistance Corporation Series A	5.00	6-15-2022	550,000	568,209
Vermont Student Assistance Corporation Series A	5.00	6-15-2023	1,200,000	1,287,321
				1,855,530
Housing revenue: 0.06%
Vermont Housing Finance Agency Multiple Purpose Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	1,765,000	1,944,191
				3,799,721
Virginia: 1.65%
Education revenue: 0.04%
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2029	330,000	411,673
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2030	350,000	443,034
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2031	300,000	385,260
				1,239,967
Health revenue: 0.18%
Floater/Residual Trust Tender Option Bond Series 2020-MIZ9025 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) ø	0.12	11-1-2035	4,830,000	4,830,000
Roanoke VA EDA Residential Care Facility Revenue Richfield Living	4.30	9-1-2030	770,000	729,477
				5,559,477
Miscellaneous revenue: 0.22%
Westmoreland County VA IDA Lease BAN High School Project	2.00	6-1-2022	7,000,000	7,020,801
Transportation revenue: 0.91%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	20,000,000	21,881,390
Toll Road Investors Partnership II LP Series 1999B (National Public Finance Guaranty Insured) 144A¤	0.00	2-15-2029	10,000,000	6,832,034
				28,713,424
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  45

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.30%
Chesapeake VA EDA Pollution Control Electric & Power Company Series 2008A	1.90%	2-1-2032	$ 4,250,000	$ 4,360,398
Wise County VA IDA Solid Waste and Sewage Disposal Revenue Virginia Electric and Power Company Project Series A	0.75	10-1-2040	5,000,000	5,010,615
				9,371,013
				51,904,682
Washington: 2.44%
Airport revenue: 0.08%
Port of Seattle WA Intermediate Lien Revenue Bonds AMT Series 2018A	5.00	5-1-2036	2,030,000	2,394,513
GO revenue: 0.19%
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2027	1,120,000	1,381,488
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2028	1,500,000	1,896,227
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2029	1,000,000	1,292,580
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2030	1,150,000	1,516,407
				6,086,702
Health revenue: 0.89%
Skagit County WA Public Hospital District Refunding Bonds and Improvement Skagit Regional Health	5.00	12-1-2029	3,975,000	4,688,166
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	1.42	1-1-2035	11,000,000	11,058,765
Washington Health Care Facilities Authority CommonSpirit Health Series B3	5.00	8-1-2049	3,000,000	3,518,712
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	1.16	1-1-2042	6,150,000	6,158,681
Washington Housing Finance Commission Nonprofit Housing Revenue Eliseo Project Series B-2 144A	2.13	7-1-2027	1,500,000	1,503,371
Washington Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities 144A	3.00	7-1-2027	1,000,000	1,005,076
				27,932,771
Housing revenue: 0.82%
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding	2.00	10-1-2033	600,000	591,032
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding	2.13	10-1-2036	2,000,000	1,958,722
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding	2.38	10-1-2041	4,000,000	3,902,730
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding	4.00	10-1-2029	225,000	265,430
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding	4.00	10-1-2030	200,000	237,609
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding	4.00	10-1-2031	290,000	346,236
Seattle WA Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,000,000	1,996,931
Snohomish County WA Housing Authority	5.00	4-1-2027	1,130,000	1,357,481
Snohomish County WA Housing Authority	5.00	4-1-2028	1,610,000	1,972,634
Snohomish County WA Housing Authority	5.00	4-1-2029	1,690,000	2,110,374
See accompanying notes to portfolio of investments

46  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Washington Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70%	7-1-2030	$ 5,000,000	$ 5,622,953
Washington Housing Finance Commission Municipal Certificates Series 1 Class A	3.50	12-20-2035	4,727,958	5,456,120
				25,818,252
Tax revenue: 0.37%
Washington Convention Center Junior Lodging Tax Notes	4.00	7-1-2031	10,000,000	11,705,547
Utilities revenue: 0.09%
Seattle WA Municipal Light and Power Revenue Refunding Bond Series B SIFMA Index (SIFMA Municipal Swap +0.25%) ±	0.27	5-1-2045	3,000,000	3,000,009
				76,937,794
West Virginia: 0.45%
Education revenue: 0.04%
West Virginia University Revenues Refunding Bonds West Virginia University Projects Series B	5.00	10-1-2041	1,000,000	1,265,912
Miscellaneous revenue: 0.07%
Roane County WV Building Commission Lease BAN Roane General Hospital	2.55	11-1-2021	2,250,000	2,252,903
Tax revenue: 0.13%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	4.13	6-1-2043	900,000	998,661
Monongalia County WV Commission Special District University Town Center Series A 144A	4.50	6-1-2027	2,815,000	3,067,789
				4,066,450
Utilities revenue: 0.17%
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	5,450,000	5,523,155
Water & sewer revenue: 0.04%
Parkersburg WV Waterworks and Sewerage System Series A (BAM Insured)	3.00	8-1-2022	250,000	255,432
Parkersburg WV Waterworks and Sewerage System Series A (BAM Insured)	3.00	8-1-2024	400,000	427,369
Parkersburg WV Waterworks and Sewerage System Series A (BAM Insured)	3.00	8-1-2025	400,000	434,256
				1,117,057
				14,225,477
Wisconsin: 2.74%
Airport revenue: 0.01%
Wisconsin PFA Airport Series C	5.00	7-1-2022	360,000	370,374
Education revenue: 0.23%
Corvian County WI Community School Revenue 144A	4.25	6-15-2029	945,000	977,835
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	4.75	8-1-2023	435,000	455,402
See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  47

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Pine Lake WI PFA Preparatory Series 2015 144A	4.35%	3-1-2025	$ 1,475,000	$ 1,564,825
Wisconsin PFA Charter School Revenue American Preparatory Academy 144A	4.00	7-15-2029	650,000	701,109
Wisconsin PFA Conference Center & Hotel Revenue Foundation of The University of North Carolina at Charlotte Incorporated Series A %%	4.00	9-1-2036	1,000,000	1,073,430
Wisconsin PFA Education Revenue Corvian Community School Series A 144A	4.00	6-15-2029	965,000	1,011,268
Wisconsin PFA Educational Facility Revenue Estancia Valley Classical Academy Project Series A 144A	4.00	7-1-2031	1,150,000	1,181,746
Wisconsin PFA Roseman University of Health Sciences Project Series 2012	5.00	4-1-2022	305,000	310,786
				7,276,401
GO revenue: 0.79%
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2022	1,245,000	1,274,439
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2023	1,860,000	1,988,557
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2024	1,000,000	1,112,965
Wisconsin Series B	5.00	5-1-2031	12,230,000	14,641,233
Wisconsin Series B	5.00	5-1-2034	5,000,000	5,779,275
				24,796,469
Health revenue: 0.68%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2034	2,000,000	2,269,858
Wisconsin HEFA Bellin Memorial Hospital Series 2015	5.00	12-1-2022	755,000	795,863
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2027	1,145,000	1,405,208
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2028	600,000	752,818
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	3,000,000	3,377,067
Wisconsin HEFA St. Camillus Health System Incorporated	2.25	11-1-2026	4,000,000	4,000,812
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2027	375,000	432,553
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2028	470,000	541,527
Wisconsin PFA Hospital Revenue Carson Valley Medical Center Series A	4.00	12-1-2031	700,000	829,454
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	4.00	6-1-2035	600,000	697,312
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A %%	4.00	10-1-2041	3,000,000	3,619,890
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	219,604
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	222,648
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	353,718
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	445,946
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	697,741
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	719,941
				21,381,960
Industrial development revenue: 0.24%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (CoBank ACB LOC) ø	0.08	5-1-2037	7,500,000	7,500,000
See accompanying notes to portfolio of investments

48  |  Wells Fargo Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.17%
Monona WI Anticipation Notes Series D	3.63%	9-1-2022	$ 1,925,000	$ 1,929,773
Wisconsin State Series 2	5.00	11-1-2029	3,000,000	3,586,974
				5,516,747
Tax revenue: 0.56%
Wisconsin Center District Tax Revenue Capital Appreciation Junior Dedicated Series D ¤	0.00	12-15-2028	260,000	234,204
Wisconsin Center District Tax Revenue Capital Appreciation Junior Dedicated Series D ¤	0.00	12-15-2029	390,000	342,291
Wisconsin Center District Tax Revenue Capital Appreciation Junior Dedicated Series D ¤	0.00	12-15-2030	550,000	469,622
Wisconsin Center District Tax Revenue Capital Appreciation Senior Dedicated Series C (AGM Insured) ¤	0.00	12-15-2029	1,050,000	920,056
Wisconsin Center District Tax Revenue Capital Appreciation Senior Dedicated Series C (AGM Insured) ¤	0.00	12-15-2031	1,350,000	1,103,678
Wisconsin State General Fund Annual Appropriations Series A	5.00	5-1-2028	11,775,000	14,478,502
				17,548,353
Water & sewer revenue: 0.06%
Wisconsin Clean Water Refunding Bonds Series 2012	5.00	6-1-2023	310,000	334,352
Wisconsin Clean Water Refunding Bonds Series 2015	5.00	6-1-2026	1,525,000	1,713,330
				2,047,682
				86,437,986
Total Municipal obligations (Cost $2,983,932,209)				3,081,610,766

		Yield	Shares
Short-term investments: 1.32%
Investment companies: 1.32%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	41,479,992	41,500,732
Total Short-term investments (Cost $41,497,167)				41,500,732
Total investments in securities (Cost $3,045,429,376)	99.64%			3,143,111,498
Other assets and liabilities, net	0.36			11,441,104
Total net assets	100.00%			$3,154,552,602

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
•	The Fund has stopped accruing interest on this security.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

Wells Fargo Strategic Municipal Bond Fund  |  49

Portfolio of investments—September 30, 2021 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$83,256,830	$193,637,195	$(235,405,732)	$9,620	$2,819	$41,500,732	41,479,992	$1,269
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Ultra Treasury Notes	(68)	12-21-2021	$(10,102,134)	$(9,877,000)	$225,134	$0
See accompanying notes to portfolio of investments

50  |  Wells Fargo Strategic Municipal Bond Fund

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Wells Fargo Strategic Municipal Bond Fund  |  51

Notes to portfolio of investments—September 30, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$20,000,000	$0	$20,000,000
Municipal obligations	0	3,081,610,766	0	3,081,610,766
Short-term investments
Investment companies	41,500,732	0	0	41,500,732
	41,500,732	3,101,610,766	0	3,143,111,498
Futures contracts	225,134	0	0	225,134
Total assets	$41,725,866	$3,101,610,766	$0	$3,143,336,632
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

52  |  Wells Fargo Strategic Municipal Bond Fund